SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

24. SHARE‑BASED COMPENSATION

In March 2006, the Company adopted a share incentive plan, or the Plan. The purpose of the Plan is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Plan is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company’s operations is largely dependent. In September 2010, the shareholders approved an amendment to the Plan to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Plan to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. The Plan will expire on, and no awards may be granted after, May 8, 2021. Under the terms of the Plan, options are generally granted with an exercise price equal to the fair market value of the Company’s ordinary shares and expire ten years from the date of grant.

Options to Employees

As of December 31, 2018, there was $nil unrecognized compensation expense related to share‑based compensation awards. During the years ended December 31, 2016, 2017 and 2018, $44,  nil and $nil was recognized as compensation expense, respectively.

The Company utilizes the Binomial option‑pricing model to estimate the fair value of stock options. No stock options were granted in 2016, 2017 and 2018.

The Company used the market yield of Chinese International Government Bonds, denominated in U.S. dollar, with maturities that can cover the contractual life of the shares option for the risk‑free rates. In 2013, since the Company has been listed for approximately 7 years and its share price history is more comparable to the life of the issued options, the Company estimated the expected volatility based on the annualized standard deviation of its daily stock price return from the date of listing to the valuation date. The Company’s dividend policy is to retain earnings for reinvestment purpose, thus the dividend yield is assumed to be zero. The Company estimated the annual exit rates based on the historical general exit rate of employees at different levels. The Company estimated the exercise multiple based on the historical exercise pattern of prior employee stock options granted by the Company.

A summary of the option activity is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contract		Aggregate
	of Options	Price	Terms		Intrinsic Value
		$			In Thousands of
					U.S. Dollars
Options outstanding at January 1, 2018	369,173	15.97	2	years	2,068
Granted	—
Exercised	(74,521)	10.33
Forfeited	(70,150)	41.66
Options outstanding at December 31, 2018	224,502	9.82	2	years	1,026
Options vested or expected to be vested at December 31, 2018	224,502	9.82
Options exercisable at December 31, 2018	224,502	9.82

No option was granted in 2016, 2017 and 2018, respectively. The total intrinsic value of options exercised during the years ended December 31, 2016, 2017 and 2018 was $2,643,  $605 and $256, respectively.

RSUs to Employees

The Company granted 868,036,  1,033,001 and 759,702 RSUs to employees in 2016, 2017 and 2018, respectively. The RSUs entitle the holders to receive the Company’s common shares upon vesting. The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants. The fair market value of the Company’s ordinary shares at the date of grant resulted in total compensation cost of approximately $12.1 million, $13.3 million and $10.2 million that will be recognized ratably over the vesting period for the RSUs granted in 2016, 2017 and 2018, respectively. In the years ended December 31, 2016, 2017 and 2018, the Company recognized $7,713,  $9,314 and $10,227 in compensation expense associated with these awards, respectively.

As of December 31, 2018, there was $20,452 of total unrecognized share‑based compensation related to unvested RSUs, which is expected to be recognized over a weighted‑average period of 2.42 years.

A summary of the RSU activity is as follows:

		Weighted Average
	Number of	Grant-Date
	Shares	Fair Value
		$
Unvested at January 1, 2018	1,732,047	15.42
Granted	759,702	13.62
Vested	(609,418)	16.84
Forfeited	(101,060)	15.17
Unvested at December 31, 2018	1,781,271	14.18

The total fair value of RSUs vested during the years ended December 31, 2016, 2017 and 2018 was $7,271,  $12,091 and $10,242, respectively.